Document and Entity Information	Jul. 29, 2022
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001815184
Document Type	8-K
Document Period End Date	Jul. 29, 2022
Entity Registrant Name	RedBall Acquisition Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-39440
Entity Address, Address Line One	667 Madison Avenue
Entity Address, Address Line Two	16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	(212)
Local Phone Number	235-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	RBAC.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	RBAC
Security Exchange Name	NYSE
Redeemable Warrants Each Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	RBAC WS
Security Exchange Name	NYSE